Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Equity Method Investments
Below are our most significant equity method investments, other than the investments in renewable energy.

Equity method investments at Dec. 31, 2017
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$580
Siguler Guff	20.0%	$246